Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt
Short-term loans related to financial services are external loans held by Canon’s lease subsidiaries for the purpose of financing its customers through loans. Short-term loans related to financial services consisting of bank borrowings at December 31, 2021 and 2020 were ¥
42,300
 million and ¥
45,000
 million, and other short-term loans consisting of bank borrowings were ¥
1,301 million and ¥1,461 million respectively. The weighted average interest rate on short-term borrowings outstanding at December 31, 2021 and 2020 were 0.19% and 0.26%, respectively. Unused overdraft facilities at December 31, 2021 were ¥750,000 million. The overdraft facilities bear interest at a rate equal to a base rate plus a spread.

Long-term debt consisted of the following:

	December 31
	2021	2020

	(Millions of yen)
Loan from banks; bearing interest of 0.21% at December 31, 2021 and 0.09% at December 31, 2020 *1	174,000	344,000
Other debt *2	7,040	6,608

	181,040	350,608
Less current portion	(1,290)	(345,774)

	179,750	4,834

*1
Canon prepaid ¥170,000 million of the outstanding loan under the unsecured revolving credit facility contracts on December 28, 2021 before its due date. The remaining balance of ¥174,000 million was refinanced with a new expiration date in December 2023 under the credit facilities. The outstanding loans under the credit facilities are ¥
174,000 million at a floating interest of 0.21% and Canon has no unused credit facilities as of December 31, 2021.

*2	Other debt consisted of term-loans and finance lease obligations as of December 31, 2021 and 2020.
The aggregate annual maturities of long-term debt outstanding at December 31, 2021 were as follows:

(Millions of yen)
Year ending December 31:
2022	1,290
2023	174,920
2024	609
2025	417
2026	237
Thereafter	3,567

181,040

Both short-term and long-term bank loans are primarily made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.